3. Loans	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans

Major classifications of loans at December 31, 2020 and 2019 are summarized as follows:

(Dollars in thousands)

	December 31, 2020	December 31, 2019
Real estate loans:
Construction and land development	$94,124	92,596
Single-family residential	272,325	269,475
Single-family residential -
Banco de la Gente non-traditional	26,883	30,793
Commercial	332,971	291,255
Multifamily and farmland	48,880	48,090
Total real estate loans	775,183	732,209

Loans not secured by real estate:
Commercial loans	161,740	100,263
Farm loans	855	1,033
Consumer loans	7,113	8,432
All other loans	3,748	7,937

Total loans	948,639	849,874

Less allowance for loan losses	9,908	6,680

Total net loans	$938,731	843,194

The above table includes deferred fees, net of deferred costs, totaling $1.4 million at December 31, 2020 including $2.6 million in deferred PPP loan fees. The above table includes deferred costs, net of deferred fees, totaling $1.5 million at December 31, 2019.

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg and Wake counties of North Carolina. Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market. Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

●	Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral. As of December 31, 2020, construction and land development loans comprised approximately 10% of the Bank’s total loan portfolio.

●	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans. As of December 31, 2020, single-family residential loans comprised approximately 32% of the Bank’s total loan portfolio, including Banco single-family residential non-traditional loans which were approximately 3% of the Bank’s total loan portfolio.

●	Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property. As of December 31, 2020, commercial real estate loans comprised approximately 35% of the Bank’s total loan portfolio.

●	Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business. As of December 31, 2020, commercial loans comprised approximately 17% of the Bank’s total loan portfolio, including $75.8 million in PPP loans.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

On March 27, 2020, President Trump signed the CARES Act, which established a $2 trillion economic stimulus package, including cash payments to individuals, supplemental unemployment insurance benefits and a $349 billion loan program administered through the PPP. Under the PPP, small businesses, sole proprietorships, independent contractors and self-employed individuals may apply for loans from existing SBA lenders and other approved regulated lenders that enroll in the program, subject to numerous limitations and eligibility criteria. The Bank is participating as a lender in the PPP. The Bank originated $64.5 million in PPP loans during the initial round of PPP funding. A second round of PPP funding, signed into law by President Trump on April 24, 2020, provided $320 billion additional funding for the PPP. As of December 31, 2020, the Bank had originated $34.5 million in PPP loans during the second round of PPP funding. Total PPP loans originated as of December 31, 2020 amounted to $99.0 million. PPP loans outstanding amounted to $75.8 million at December 31, 2021. The Bank has received $4.0 million in fees from the SBA for PPP loans originated as of December 31, 2020. The Bank has recognized $1.4 million PPP loan fee income as of December 31, 2020.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2020 and 2019:

December 31, 2020

(Dollars in thousands)

	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$298	-	298	93,826	94,124	-
Single-family residential	3,660	270	3,930	268,395	272,325	-
Single-family residential -
Banco de la Gente non-traditional	3,566	105	3,671	23,212	26,883	-
Commercial	36	-	36	332,935	332,971	-
Multifamily and farmland	-	-	-	48,880	48,880	-
Total real estate loans	7,560	375	7,935	767,248	775,183	-

Loans not secured by real estate:
Commercial loans	-	-	-	161,740	161,740	-
Farm loans	-	-	-	855	855	-
Consumer loans	45	2	47	7,066	7,113	-
All other loans	-	-	-	3,748	3,748	-
Total loans	$7,605	377	7,982	940,657	948,639	-

December 31, 2019

(Dollars in thousands)

	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$803	-	803	91,793	92,596	-
Single-family residential	3,000	126	3,126	266,349	269,475	-
Single-family residential -
Banco de la Gente non-traditional	4,834	413	5,247	25,546	30,793	-
Commercial	504	176	680	290,575	291,255	-
Multifamily and farmland	-	-	-	48,090	48,090	-
Total real estate loans	9,141	715	9,856	722,353	732,209	-

Loans not secured by real estate:
Commercial loans	432	-	432	99,831	100,263	-
Farm loans	-	-	-	1,033	1,033	-
Consumer loans	170	22	192	8,240	8,432	-
All other loans	-	-	-	7,937	7,937	-
Total loans	$9,743	737	10,480	839,394	849,874	-

The following table presents the Bank’s non-accrual loans as of December 31, 2020 and 2019:

(Dollars in thousands)

	December 31, 2020	December 31, 2019
Real estate loans:
Construction and land development	$-	-
Single-family residential	1,266	1,378
Single-family residential -
Banco de la Gente non-traditional	1,709	1,764
Commercial	440	256
Multifamily and farmland	117	-
Total real estate loans	3,532	3,398

Loans not secured by real estate:
Commercial loans	212	122
Consumer loans	14	33
Total	$3,758	3,553

At each reporting period, the Bank determines which loans are impaired. Accordingly, the Bank’s impaired loans are reported at their estimated fair value on a non-recurring basis. An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral. The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank. REAS is staffed by certified appraisers that also perform appraisals for other companies. Factors, including the assumptions and techniques utilized by the appraiser, are considered by management. If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses. An allowance for each impaired loan that is not collateral dependent is calculated based on the present value of projected cash flows. If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses. Impaired loans under $250,000 are not individually evaluated for impairment with the exception of the Bank’s TDR loans in the residential mortgage loan portfolio, which are individually evaluated for impairment. Impaired loans collectively evaluated for impairment totaled $5.8 million and $5.3 million at December 31, 2020 and 2019, respectively. Accruing impaired loans were $21.3 million at December 31, 2020 and December 31, 2019. Interest income recognized on accruing impaired loans was $1.2 million and $1.3 million for the years ended December 31, 2020 and 2019, respectively. No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank’s impaired loans as of December 31, 2020, 2019 and 2018:

December 31, 2020

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$108	-	108	108	4	134	8
Single-family residential	5,302	379	4,466	4,845	33	4,741	262
Single-family residential -
Banco de la Gente non-traditional	13,417	-	12,753	12,753	862	13,380	798
Commercial	2,999	1,082	1,891	2,973	14	2,940	139
Multifamily and farmland	119	-	117	117	-	29	6
Total impaired real estate loans	21,945	1,461	19,335	20,796	913	21,224	1,213

Loans not secured by real estate:
Commercial loans	515	211	244	455	5	564	32
Consumer loans	41	-	37	37	1	60	5
Total impaired loans	$22,501	1,672	19,616	21,288	919	21,848	1,250

December 31, 2019

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$183	-	183	183	7	231	12
Single-family residential	5,152	403	4,243	4,646	36	4,678	269
Single-family residential -
Banco de la Gente non-traditional	15,165	-	14,371	14,371	944	14,925	956
Commercial	1,879	-	1,871	1,871	7	1,822	91
Total impaired real estate loans	22,379	403	20,668	21,071	994	21,656	1,328

Loans not secured by real estate:
Commercial loans	180	92	84	176	-	134	9
Consumer loans	100	-	96	96	2	105	7
Total impaired loans	$22,659	495	20,848	21,343	996	21,895	1,344

December 31, 2018

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$281	-	279	279	5	327	19
Single-family residential	5,059	422	4,188	4,610	32	6,271	261
Single-family residential -
Banco de la Gente non-traditional	16,424	-	15,776	15,776	1,042	14,619	944
Commercial	1,995	-	1,925	1,925	17	2,171	111
Total impaired real estate loans	23,759	422	22,168	22,590	1,096	23,388	1,335

Loans not secured by real estate:
Commercial loans	251	89	1	90	-	96	-
Consumer loans	116	-	113	113	2	137	7
Total impaired loans	$24,126	511	22,282	22,793	1,098	23,621	1,342

The fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis at December 31, 2020 and 2019 are presented below. The Company’s valuation methodology is discussed in Note 16.

(Dollars in thousands)

	Fair Value Measurements December 31, 2020	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$9,139	-	-	9,139
Impaired loans	$20,369	-	-	20,369
Other real estate	$128	-	-	128

(Dollars in thousands)

	Fair Value Measurements December 31, 2019	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$4,417	-	-	4,417
Impaired loans	$20,347	-	-	20,347
Other real estate	$-	-	-	-

(Dollars in thousands)

	Fair Value December 31, 2020	Fair Value December 31, 2019	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$9,139	4,417	Rate lock commitment	N/A	N/A
Impaired loans	$20,369	20,347	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%
Other real estate	$128	-	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

The following table presents changes in the allowance for loan losses for the year ended December 31, 2020. PPP loans are excluded from the allowance for loan losses as PPP loans are 100 percent guaranteed by the SBA.

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680
Charge-offs	(5)	(65)	-	(7)	-	(903)	-	(434)	-	(1,414)
Recoveries	36	70	-	70	-	34	-	173	-	383
Provision	471	564	(21)	844	2	1,526	-	251	622	4,259
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Ending balance: individually
evaluated for impairment	$1	4	844	8	-	-	-	-	-	857
Ending balance: collectively
evaluated for impairment	1,195	1,839	208	2,204	122	1,345	-	128	2,010	9,051
Ending balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908

Loans:
Ending balance	$94,124	272,325	26,883	332,971	48,880	161,740	855	10,861	-	948,639

Ending balance: individually
evaluated for impairment	$7	1,558	11,353	2,118	-	212	-	-	-	15,248
Ending balance: collectively
evaluated for impairment	$94,117	270,767	15,530	330,853	48,880	161,528	855	10,861	-	933,391

Changes in the allowance for loan losses for the year ended December 31, 2019 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$813	1,325	1,177	1,278	83	626	-	161	982	6,445
Charge-offs	(21)	(42)	-	(1)	-	(389)	-	(623)	-	(1,076)
Recoveries	45	66	-	49	-	83	-	205	-	448
Provision	(143)	(75)	(104)	(21)	37	368	-	395	406	863
Ending balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680

Ending balance: individually
evaluated for impairment	$2	6	925	4	-	-	-	-	-	937
Ending balance: collectively
evaluated for impairment	692	1,268	148	1,301	120	688	-	138	1,388	5,743
Ending balance	$694	1,274	1,073	1,305	120	688	-	138	1,388	6,680

Loans:
Ending balance	$92,596	269,475	30,793	291,255	48,090	100,263	1,033	16,369	-	849,874

Ending balance: individually
evaluated for impairment	$10	1,697	12,899	1,365	-	92	-	-	-	16,063
Ending balance: collectively
evaluated for impairment	$92,586	267,778	17,894	289,890	48,090	100,171	1,033	16,369	-	833,811

Changes in the allowance for loan losses for the year ended December 31, 2018 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$804	1,812	1,280	1,193	72	574	-	155	476	6,366
Charge-offs	(53)	(116)	-	(453)	(5)	(54)	-	(452)	-	(1,133)
Recoveries	10	106	-	105	1	32	-	168	-	422
Provision	52	(477)	(103)	433	15	74	-	290	506	790
Ending balance	$813	1,325	1,177	1,278	83	626	-	161	982	6,445

Ending balance: individually
evaluated for impairment	$-	-	1,023	15	-	-	-	-	-	1,038
Ending balance: collectively
evaluated for impairment	813	1,325	154	1,263	83	626	-	161	982	5,407
Ending balance	$813	1,325	1,177	1,278	83	626	-	161	982	6,445

Loans:
Ending balance	$94,178	252,983	34,261	270,055	33,163	97,465	926	20,992	-	804,023

Ending balance: individually
evaluated for impairment	$96	1,779	14,310	1,673	-	89	-	-	-	17,947
Ending balance: collectively
evaluated for impairment	$94,082	251,204	19,951	268,382	33,163	97,376	926	20,992	-	786,076

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of 1 to 8. These risk grades are evaluated on an ongoing basis. A description of the general characteristics of the eight risk grades is as follows:

●	Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.

●	Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Company’s range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.

●	Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Company’s range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).

●	Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

●	Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company’s position at some future date.

●	Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

●	Risk Grade 7 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

●	Risk Grade 8 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grades as of December 31, 2020 and 2019.

December 31, 2020
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$228	9,867	-	-	-	406	-	678	-	11,179
2- High Quality	9,092	121,331	-	40,569	22	19,187	-	2,237	1,563	194,001
3- Good Quality	76,897	115,109	10,170	241,273	44,890	128,727	832	3,826	1,477	623,201
4- Management Attention	4,917	20,012	12,312	39,370	3,274	11,571	23	336	708	92,523
5- Watch	2,906	2,947	1,901	10,871	694	1,583	-	6	-	20,908
6- Substandard	84	3,059	2,500	888	-	266	-	30	-	6,827
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$94,124	272,325	26,883	332,971	48,880	161,740	855	7,113	3,748	948,639

December 31, 2019
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	8,819	-	-	-	330	-	693	-	9,842
2- High Quality	32,029	128,757	-	21,829	256	20,480	-	2,708	1,860	207,919
3- Good Quality	52,009	107,246	12,103	231,003	42,527	72,417	948	4,517	5,352	528,122
4- Management Attention	5,487	18,409	13,737	35,095	4,764	6,420	85	458	725	85,180
5- Watch	3,007	3,196	2,027	3,072	543	492	-	8	-	12,345
6- Substandard	64	3,048	2,926	256	-	124	-	48	-	6,466
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$92,596	269,475	30,793	291,255	48,090	100,263	1,033	8,432	7,937	849,874

TDR loans modified in 2020, past due TDR loans and non-accrual TDR loans totaled $3.8 million and $4.3 million at December 31, 2020 and December 31, 2019, respectively. The terms of these loans have been renegotiated to provide a concession to original terms, including a reduction in principal or interest as a result of the deteriorating financial position of the borrower. There were no performing loans classified as TDR loans at December 31, 2020 and December 31, 2019.

There were no new TDR modifications during the years ended December 31, 2020 and 2019.

There were no TDR loans with a payment default occurring within 12 months of the restructure date, and the payment default occurring during the years ended December 31, 2020 and 2019. TDR loans are deemed to be in default if they become past due by 90 days or more.

At December 31, 2020, the balance of loans with existing modifications as a result of COVID-19 was $18.3 million, the balance of loans under the terms of a first modification was $12.6 million, and the balance of outstanding loans under the terms of a second modification was $5.7 million. The Company continues to track all loans that are currently modified or have been modified under COVID-19. At December 31, 2020, the balance for all loans that are currently modified or were modified during 2020 but have returned to their original terms was $119.6 million. Of all loans modified as a result of COVID-19, $101.3 million of these loans have returned to their original terms; however, the effects of stimulus in the current environment are still unknown, and additional losses may be currently present in loans that are currently modified and that were once modified. These payment modifications are primarily interest only payments for three to nine months. Loan payment modifications associated with the COVID-19 pandemic are not classified as TDR due to Section 4013 of the CARES Act, which provides that a qualified loan modification is exempt by law from classification as a TDR pursuant to GAAP.